OTHER NON-CURRENT LIABILITIES - Fang information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 11, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Oct. 28, 2019 USD ($)	Dec. 31, 2018 $ / shares
Class of Stock [Line Items]
Par value per share (in US dollar per share)	$ 0.001
Class A ordinary shares
Class of Stock [Line Items]
Par value per share (in US dollar per share)		$ 0.001
Fang | Class A ordinary shares
Class of Stock [Line Items]
Conversion ratio	1
Fang | Class A ordinary shares | September 2022 Notes
Class of Stock [Line Items]
Conversion ratio	1
Fang | Reportable Legal Entities | September 2022 Notes
Class of Stock [Line Items]
Conversion ratio	27.9086
Fang | Reportable Legal Entities | Class A ordinary shares
Class of Stock [Line Items]
Convertible notes issued | $	$ 250
Debt instrument interest rate stated percentage	1.50%
Par value per share (in US dollar per share)		$ 0.001		$ 0.001
Fang | Reportable Legal Entities | Class A ordinary shares | September 2022 Notes
Class of Stock [Line Items]
Par value per share (in US dollar per share)	$ 1,000
Shares available for purchase in conversion | shares	0.0279086
Debt instrument redeemed | $		$ 28	$ 55
Remaining contractual term (in years)		2 years 9 months 18 days